FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level the fair value hierarchy of the investments held by the DC Master Trust and the Plan as of December 31, 2025 and 2024 ($ in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	NAV (a)	Total
DC Master Trust
Short-term investment funds	$—	$—	$—	$21,639	$21,639
HII common stock	274,356	—	—	—	274,356
Collective trust funds	—	—	—	5,820,851	5,820,851
Schwab Personal Choice Retirement Fund	448,209	3,028	—	—	451,237

Total assets in the DC Master Trust	$722,565	$3,028	$—	$5,842,490	$6,568,083

Other Plan Investments
Short-term investment fund	$—	$—	$—	$793	$793

Total Other Plan Investments	$—	$—	$—	$793	$793

	As of December 31, 2024
	Level 1	Level 2	Level 3	NAV (a)	Total
DC Master Trust
Short-term investment funds	$—	$—	$—	$21,658	$21,658
HII common stock	181,010	—	—	—	181,010
Collective trust funds	—	—	—	5,040,576	5,040,576
Schwab Personal Choice Retirement Fund	399,055	2,591	—	—	401,646

Total assets in the DC Master Trust	$580,065	$2,591	$—	$5,062,234	$5,644,890

Other Plan Investments
Short-term investment fund	$—	$—	$—	$664	$664

Total Other Plan Investments	$—	$—	$—	$664	$664

(a) Investments in collective trust funds are measured at fair value using NAV, as a practical expedient, and therefore have not been classified in the fair value hierarchy.